Senior loans payable - Additional Information (Detail) - USD ($)							1 Months Ended		12 Months Ended
	Dec. 31, 2020	Nov. 02, 2020	Jul. 31, 2019	May 31, 2019	Nov. 14, 2018	Aug. 15, 2018	Oct. 31, 2019	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 02, 2020
Debt Instrument [Line Items]
Long-term Debt	$ 401,128,508								$ 401,128,508
Line of Credit facility interest rate description									(i) each Eurodollar Rate Loan bears interest on the outstanding principal amount at Adjusted Eurodollar Rate (effectively, LIBOR) plus the Applicable Rate; (ii) each Base Rate Loan bears interest on the outstanding principal amount at the Base Rate (the highest of (a) the Prime Rate, (b) the Federal Reserve Bank of New York Rate plus 0.5% and (c) one-month Adjusted Eurodollar Rate plus 1.0%) plus the Applicable Rate; and (iii) each Swingline Loan bears interest on the outstanding principal amount at the Base Rate plus the Applicable Rate.
Debt instrument fair value	429,826,997								$ 429,826,997	$ 378,049,987
Syndicated Term Loan [Member]
Debt Instrument [Line Items]
Proceeds From Derivative Financial Instrument		$ 0								597
Derivative, Gain (Loss) on Derivative									$ 597
Amended May 2019 Loans [Member]
Debt Instrument [Line Items]
Debt Face Amount					$ 50,000,000
Long-term Debt										338,500,000
Proceeds from issuance of debt							$ 16,000,000
Debt instrument term									5 years
Debt instrument maturity date range start									May 31, 2019
Increase in debt instrument for period									$ 100,000,000
Debt instrument fair value				$ 319,300,000				$ 319,300,000
Debt Issuance cost net				14,800,000				14,800,000
Take as Extension		364,000,000
Derivative cap interest rate					3.75%
Percentage of debt instrument notional amount					50.00%
Derivative Maturity Dates					Aug. 31, 2021
Derivative financial instrument costs					$ 155,000
Loss on extinguishment of debt				$ (18,000,000)
Amended May 2019 Loans [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	50,000,000								50,000,000		$ 69,000,000
7.0% senior secured notes [Member]
Debt Instrument [Line Items]
Debt Face Amount		$ 400,000,000
Debt Interest Rate		7.00%
Debt Maturity Date		Nov. 01, 2025
2025 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Face Amount	400,000,000	$ 400,000,000							$ 400,000,000
Debt Maturity Date		Nov. 01, 2025
Cash		$ 19,000,000
Payments For Debt Issuance Costs		$ 11,500,000
Frequency of Periodic Payment									six months
Long-term Debt	389,000,000								$ 389,000,000	0
Line of credit facility maximum borrowing capacity	50,000,000								50,000,000
Minimum debt instrument holders percentage to declare amount immediately due in debt default		25.00%
2020 Revolving Facility [Member]
Debt Instrument [Line Items]
Debt Face Amount	0								0	0
Long-term Debt	0								0	0
Payments of Debt Restructuring Costs									900,000
Line of credit facility maximum borrowing capacity	55,000,000								$ 55,000,000
Line of credit maturity period									5 years
Line of credit maturity date description									if more than $50 million in aggregate principal amount of the 2025 Senior Notes is outstanding on the date that is 181 days prior to the 2020 Revolving Facility Maturity Date, then the 2020 Revolving Facility Maturity Date shall instead be the date that is 181 days prior to the 2020 Revolving Facility Maturity Date.
Line of credit facility issuance costs	$ 2,000,000								$ 2,000,000
Annual Commitment Fee Capped Percentage	0.50%
Line of credit facility undrawn amount	$ 0								$ 0	0
Debt instrument covenant description									leverage ratio that is tested on the last day of any fiscal quarter (commencing with the fiscal quarter ending March 31, 2021) only if on the last day of any such fiscal quarter, the outstanding amount under the 2020 Revolving Facility (excluding certain letter of credit obligations) exceeds 30% of the total commitment under the 2020 Revolving Facility of $55 million.
Line of credit debt service coverage ratio	30.00%								30.00%
Total Commitment amount									$ 55,000,000
2020 Revolving Facility [Member] | 1% Increase In Variable Interest rate [Member]
Debt Instrument [Line Items]
Increase in interest expense									0	0
2020 Revolving Facility [Member] | Federal Reserve Bank Of New York rate [Member]
Debt Instrument [Line Items]
Debt instrument description of variable rate basis	the Federal Reserve Bank of New York Rate plus 0.5%
Line of Credit Facility Interest rate	0.50%
2020 Revolving Facility [Member] | Adjusted Eurodollar Rate Plus Applicable Rate [Member]
Debt Instrument [Line Items]
Debt instrument description of variable rate basis	one-month Adjusted Eurodollar Rate plus 1.0%) plus the Applicable Rate
Line of Credit Facility Interest rate	1.00%
Wesley Chapel Loan [Member]
Debt Instrument [Line Items]
Debt Face Amount	$ 37,742					$ 2,000,000			$ 37,742
Debt Interest Rate	5.00%					5.00%			5.00%
Debt Maturity Date						Aug. 15, 2023
Long-term Debt	$ 1,100,000								$ 1,100,000
Debt instrument periodic payment						$ 37,742
Long-term debt fair value						$ 1,908,456
Prior Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility issuance costs	900,000								900,000
Term Loan A [Member] | Amended May 2019 Loans [Member]
Debt Instrument [Line Items]
Debt Face Amount	66,000,000								66,000,000
Term Loan B [Member]
Debt Instrument [Line Items]
Proceeds From Derivative Financial Instrument		$ 4,805,000								951,702
Derivative, Gain (Loss) on Derivative									3,900,000
Percentage Of Financial Instrument Underlying Notional Amount			100.00%
Derivative, Notional Amount			$ 266,000,000
Upfront cost									0
Interest expense borrowings									1,301,854	0
Term Loan B [Member] | Amended May 2019 Loans [Member]
Debt Instrument [Line Items]
Debt Face Amount	$ 266,000,000								$ 266,000,000
Term Loan B [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Derivative, Cap Interest Rate			3.00%
Derivative, Floor Interest Rate			1.1475%
Syndicate Loans [Member] | Amended May 2019 Loans [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt used to settle other debt										112,482,181
Debt instrument increase decrease from modification								$ 1.0
Subordinated Note [Member] | Amended May 2019 Loans [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt used to settle other debt										$ 1,596,250